Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 25, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the table below discloses, for the last three fiscal years: (i) the total compensation paid (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the individuals who served as the Company’s Chief Executive Officer; (ii) the average of the total compensation paid (as reported in the SCT) and the average CAP to the individuals who served as non-CEO
Named Executive Officers (“NEOs”); (iii) the cumulative total shareholder return of the Company and peer group cumulative total shareholder return; (iv) net income; and (v) net sales.

Year	Summary Compensation Table Total for Current CEO (1) ($)	Compensation Actually Paid to Current CEO (1)(4) ($)	Summary Compensation Table Total for Former CEO (2) ($)	Compensation Actually Paid to Former CEO (2)(4) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (3) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (3)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) ($)	Net Sales (in thousands) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)
2022	6,417,072	6,011,113	—	—	1,324,147	1,237,294	134	126	460,645	2,143,521
2021	5,422,139	5,758,222	1,686,160	2,042,742	1,901,127	1,896,267	158	144	439,866	1,987,608
2020	—	—	8,992,789	8,345,564	1,576,933	1,674,459	141	116	330,456	1,650,115

(1)	Mark W. Sheahan became President and Chief Executive Officer effective June 10, 2021.

(2)	Patrick J. McHale served as President and Chief Executive Officer from June 2007 through June 9, 2021.

(3)
The
non-CEO
NEOs were as follows: David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021); and Mark W. Sheahan, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2020).

(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and Mr. McHale and average CAP to the non-CEO NEOs.

	2022			2021			2020
Adjustments	Current CEO	Former CEO	Average of Non-CEO NEOs	Current CEO	Former CEO	Average of Non-CEO NEOs	Current CEO	Former CEO	Average of Non-CEO NEOs
Total Compensation from SCT	6,417,072	-	1,324,147	5,422,139	1,686,160	1,901,127	-	8,992,789	1,576,933
Less, Change in Pension Value reported in SCT	191,000	-	0	256,000	71,000	0	-	1,925,000	282,250
Plus, service cost	112,000	-	29,250	113,000	337,000	28,500	-	375,000	56,750
Plus, prior service cost for plan amendment or new plan	-	-	-	-	-	-	-	-	-
Less, value of Stock Awards and Option Awards reported in SCT	4,499,875	-	562,413	3,499,890	-	952,300	-	5,499,969	562,444
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	4,631,729	-	578,893	3,868,817	-	866,337	-	3,732,518	739,654
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	(249,326)	-	(73,708)	118,902	-	62,753	-	2,418,631	128,855
Plus, change in fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	(209,487)	-	(58,875)	(8,746)	90,582	(10,150)	-	251,595	16,961
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	-	-	-	-	-	-	-	-	-
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	-	-	-	-	-	-	-	-	-
Compensation Actually Paid	6,011,113	-	1,237,294	5,758,222	2,042,742	1,896,267	-	8,345,564	1,674,459

(5)
The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form
10-K.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(3)
The
non-CEO
NEOs were as follows: David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021); and Mark W. Sheahan, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2020).

Peer Group Issuers, Footnote [Text Block]	The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index
Adjustment To PEO Compensation, Footnote [Text Block]
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and Mr. McHale and average CAP to the non-CEO NEOs.

	2022			2021			2020
Adjustments	Current CEO	Former CEO	Average of Non-CEO NEOs	Current CEO	Former CEO	Average of Non-CEO NEOs	Current CEO	Former CEO	Average of Non-CEO NEOs
Total Compensation from SCT	6,417,072	-	1,324,147	5,422,139	1,686,160	1,901,127	-	8,992,789	1,576,933
Less, Change in Pension Value reported in SCT	191,000	-	0	256,000	71,000	0	-	1,925,000	282,250
Plus, service cost	112,000	-	29,250	113,000	337,000	28,500	-	375,000	56,750
Plus, prior service cost for plan amendment or new plan	-	-	-	-	-	-	-	-	-
Less, value of Stock Awards and Option Awards reported in SCT	4,499,875	-	562,413	3,499,890	-	952,300	-	5,499,969	562,444
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	4,631,729	-	578,893	3,868,817	-	866,337	-	3,732,518	739,654
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	(249,326)	-	(73,708)	118,902	-	62,753	-	2,418,631	128,855
Plus, change in fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	(209,487)	-	(58,875)	(8,746)	90,582	(10,150)	-	251,595	16,961
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	-	-	-	-	-	-	-	-	-
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	-	-	-	-	-	-	-	-	-
Compensation Actually Paid	6,011,113	-	1,237,294	5,758,222	2,042,742	1,896,267	-	8,345,564	1,674,459

Non-PEO NEO Average Total Compensation Amount	$ 1,324,147	$ 1,901,127	$ 1,576,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,237,294	1,896,267	1,674,459
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and Mr. McHale and average CAP to the non-CEO NEOs.

	2022			2021			2020
Adjustments	Current CEO	Former CEO	Average of Non-CEO NEOs	Current CEO	Former CEO	Average of Non-CEO NEOs	Current CEO	Former CEO	Average of Non-CEO NEOs
Total Compensation from SCT	6,417,072	-	1,324,147	5,422,139	1,686,160	1,901,127	-	8,992,789	1,576,933
Less, Change in Pension Value reported in SCT	191,000	-	0	256,000	71,000	0	-	1,925,000	282,250
Plus, service cost	112,000	-	29,250	113,000	337,000	28,500	-	375,000	56,750
Plus, prior service cost for plan amendment or new plan	-	-	-	-	-	-	-	-	-
Less, value of Stock Awards and Option Awards reported in SCT	4,499,875	-	562,413	3,499,890	-	952,300	-	5,499,969	562,444
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	4,631,729	-	578,893	3,868,817	-	866,337	-	3,732,518	739,654
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	(249,326)	-	(73,708)	118,902	-	62,753	-	2,418,631	128,855
Plus, change in fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	(209,487)	-	(58,875)	(8,746)	90,582	(10,150)	-	251,595	16,961
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	-	-	-	-	-	-	-	-	-
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	-	-	-	-	-	-	-	-	-
Compensation Actually Paid	6,011,113	-	1,237,294	5,758,222	2,042,742	1,896,267	-	8,345,564	1,674,459

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The table below lists the most important financial performance measures used by the Company to link CAP to the Company’s NEOs to Company performance.

Most Important Financial Performance Measures
Net Sales Incentive Earnings Per Share (“EPS”) Divisional Net Sales Divisional Incentive EPS

Total Shareholder Return Amount	$ 134	158	141
Peer Group Total Shareholder Return Amount	126	144	116
Net Income (Loss)	$ 460,645,000	$ 439,866,000	$ 330,456,000
Company Selected Measure Amount	2,143,521	1,987,608	1,650,115
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Incentive Earnings Per Share (“EPS”)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Divisional Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Divisional Incentive EPS
Mark W. Sheahan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,417,072	$ 5,422,139	$ 0
PEO Actually Paid Compensation Amount	$ 6,011,113	5,758,222	0
PEO Name	Mark W. Sheahan
Patrick J. McHale [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	1,686,160	8,992,789
PEO Actually Paid Compensation Amount	$ 0	2,042,742	8,345,564
PEO Name	Patrick J. McHale
PEO [Member] | Mark W. Sheahan [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (191,000)	(256,000)	0
PEO [Member] | Mark W. Sheahan [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	112,000	113,000	0
PEO [Member] | Mark W. Sheahan [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mark W. Sheahan [Member] | Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,499,875)	(3,499,890)	0
PEO [Member] | Mark W. Sheahan [Member] | Year End Fair Value of Stock Awards and Option Awards are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,631,729	3,868,817	0
PEO [Member] | Mark W. Sheahan [Member] | Change in Year End Fair Value of Stock Awards and Option Awards Granted are Outstanding and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(249,326)	118,902	0
PEO [Member] | Mark W. Sheahan [Member] | Change in Fair Value as of Vesting Date of any stock awards and option awards that vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(209,487)	(8,746)	0
PEO [Member] | Mark W. Sheahan [Member] | Fair Value at End of Prior Year of Stock Awards and Option Awards that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mark W. Sheahan [Member] | Dividends or Other Earnings Paid on Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Patrick J. McHale [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(71,000)	(1,925,000)
PEO [Member] | Patrick J. McHale [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	337,000	375,000
PEO [Member] | Patrick J. McHale [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Patrick J. McHale [Member] | Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(5,499,969)
PEO [Member] | Patrick J. McHale [Member] | Year End Fair Value of Stock Awards and Option Awards are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	3,732,518
PEO [Member] | Patrick J. McHale [Member] | Change in Year End Fair Value of Stock Awards and Option Awards Granted are Outstanding and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	2,418,631
PEO [Member] | Patrick J. McHale [Member] | Change in Fair Value as of Vesting Date of any stock awards and option awards that vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	90,582	251,595
PEO [Member] | Patrick J. McHale [Member] | Fair Value at End of Prior Year of Stock Awards and Option Awards that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Patrick J. McHale [Member] | Dividends or Other Earnings Paid on Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(282,250)
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,250	28,500	56,750
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(562,413)	(952,300)	(562,444)
Non-PEO NEO [Member] | Year End Fair Value of Stock Awards and Option Awards are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	578,893	866,337	739,654
Non-PEO NEO [Member] | Change in Year End Fair Value of Stock Awards and Option Awards Granted are Outstanding and Unvested at YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,708)	62,753	128,855
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of any stock awards and option awards that vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(58,875)	(10,150)	16,961
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Stock Awards and Option Awards that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0